Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2018
Supplementary Balance Sheet Information [Abstract]
SUPPLEMENTARY BALANCE SHEET INFORMATION	NOTE 6 - SUPPLEMENTARY BALANCE SHEET INFORMATION Other Payables and Accrued Expenses
	December 31,
	2 0 1 8	2 0 1 7

Payroll and related amounts	0	0
Accrued expenses	141	146
	141	146